Additional Balance Sheet Information (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated depreciation	$ 116,148		$ 116,148		$ 100,733
Depreciation expense	5,387	$ 6,119	15,414	$ 12,790	25,345	$ 28,891
Amortization expense	$ 192,316	$ 271,771	$ 380,435	$ 570,213	$ 1,140,472	$ 241,253